ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Australia - 0.3%
Metals & Mining - 0.3%(c)
Kingsgate Consolidated, Ltd.(a)	2,745,085	$2,572,126

Canada - 68.0%(b)
Metals & Mining - 68.0%(c)
AbraSilver Resource Corp.(a)	9,328,781	2,358,508
Americas Gold & Silver Corp.(a)	6,187,329	1,540,937
Andean Precious Metals Corp.(a)	3,253,785	1,497,912
Aris Mining Corp.(a)	1,459,869	4,814,632
Ascot Resources, Ltd.(a)	3,841,630	1,420,625
Avino Silver & Gold Mines, Ltd.(a)	2,532,209	1,318,610
Aya Gold & Silver, Inc.(a)	3,333,395	24,427,203
Bear Creek Mining Corp.(a)	3,205,957	435,510
Capstone Copper Corp.(a)	7,100,373	34,562,776
Discovery Silver Corp. NPV(a)	6,534,571	3,747,990
Dolly Varden Silver Corp.(a)	4,458,539	2,927,383
Dundee Precious Metals, Inc.	1,873,611	11,990,658
Eldorado Gold Corp.(a)	2,073,857	26,919,996
Endeavour Silver Corp.(a)	5,720,925	11,270,222
Filo Corp.(a)	1,336,202	21,287,668
Fireweed Metals Corp.(a)	798,105	716,762
First Majestic Silver Corp.	12,849,835	79,026,485
Fortuna Silver Mines, Inc.(a)	3,132,869	12,058,135
GoGold Resources, Inc.(a)	5,391,340	5,492,856
Guanajuato Silver Co., Ltd.(a)	6,815,253	1,337,282
Hudbay Minerals, Inc.	3,566,801	19,623,395
Kootenay Resources, Inc.(a)(d)	224,973	1,698
Kootenay Silver, Inc.(a)	910,693	811,002
Liberty Gold Corp.(a)	3,502,860	819,506
MAG Silver Corp.(a)	2,404,870	25,027,853
Mako Mining Corp.(a)	454,826	937,078
Mandalay Resources Corp.(a)	642,102	886,794
Metalla Royalty & Streaming, Ltd.	540,167	1,651,014
Minaurum Gold, Inc.(a)	2,533,751	430,243
Mirasol Resources, Ltd.(a)	453,652	239,656
New Gold, Inc.(a)	6,997,470	10,139,347
New Pacific Metals Corp.(a)	1,088,964	2,062,790
Orla Mining, Ltd.(a)	3,335,373	10,874,164
Pan American Silver Corp.	6,038,664	98,574,621
Santacruz Silver Mining, Ltd.(a)	10,004,249	1,849,772
Seabridge Gold, Inc.(a)	861,094	10,436,715
Sierra Metals, Inc.(a)	1,132,888	641,233
Silvercorp Metals, Inc.	5,039,874	13,122,196
SilverCrest Metals, Inc.(a)	4,155,956	27,255,770
Sombrero Resources, Inc.(a)(d)	585,867	123,894
Summa Silver Corp.(a)	1,893,287	728,709
Thesis Gold, Inc.(a)	1,734,025	772,103
Trevali Mining Corp.(a)(d)	967,999	0
Vizsla Silver Corp.(a)	3,434,621	4,380,597
Total Canada		480,542,300

Luxembourg - 0.7%
Metals & Mining - 0.7%(c)
Nexa Resources SA	730,349	5,214,692

Peru - 5.0%
Metals & Mining - 5.0%(c)
Cia de Minas Buenaventura SAA - ADR	2,305,978	35,143,105

South Africa - 9.1%
Metals & Mining - 9.1%(c)
Harmony Gold Mining Co., Ltd. - ADR	10,487,025	64,495,204

United Kingdom - 1.7%
Metals & Mining - 1.7%(c)
Adriatic Metals PLC(a)	1,623,084	4,344,609
Hochschild Mining PLC(a)	5,472,026	7,470,129
		11,814,738
Total United Kingdom		11,814,738

United States - 14.2%
Metals & Mining - 14.2%(c)
Coeur Mining, Inc.(a)	3,918,606	12,774,656
Gatos Silver, Inc.(a)	1,960,791	12,823,573
Gold Resource Corp.	940,831	353,752
Hecla Mining Co.	7,503,026	36,089,555
Ivanhoe Electric, Inc.(a)	1,219,162	12,289,153
McEwen Mining, Inc.(a)	504,852	3,639,983
SSR Mining, Inc.	2,087,592	22,403,349
		100,374,021
Total United States		100,374,021

Virgin Islands (UK) - 0.2%
Metals & Mining - 0.2%(c)
Sailfish Royalty Corp.	1,470,851	1,309,841
TOTAL COMMON STOCKS (Cost $718,853,247)		701,466,027

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.28%(e)	5,890,467	5,890,467
TOTAL SHORT-TERM INVESTMENTS (Cost $5,890,467)		5,890,467

TOTAL INVESTMENTS - 100.0% (Cost $724,743,714)		707,356,494
Liabilities in Excess of Other Assets - 0.0%(f)		(286,928)
TOTAL NET ASSETS - 100.0%		$707,069,566

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta

(a)	Non-income producing security.
(b) (c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $125,592 or 0.0% of net assets as of December 31, 2023.

(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(f)	Represents less than 0.05% of net assets.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Prime Junior Silver Miners ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	2,572,126	–	–	2,572,126
Canada	480,416,708	–	125,592	480,542,300
Luxembourg	5,214,692	–	–	5,214,692
Peru	35,143,105	–	–	35,143,105
South Africa	64,495,204	–	–	64,495,204
United Kingdom	11,814,738	–	–	11,814,738
United States	100,374,021	–	–	100,374,021
Virgin Islands (UK)	1,309,841	–	–	1,309,841
Common Stocks - Total	$701,340,435	$–	$125,592	$701,466,027
Money Market Funds	5,890,467	–	–	5,890,467
Total Investments	$707,230,902	$–	$125,592	$707,356,494

Refer to the Schedule of Investments for industry classifications.